Loans and Allowance for Credit Losses - Schedule of Loans and Allowance for Credit Losses by Geographic Region (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	$ 638,125	$ 548,901	$ 553,956
Allowance for credit losses	3,833		2,998
Loans, Net amount	634,775	$ 546,263	551,339
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	638,125		553,956
Loans, Net amount	634,775		551,339
Allowance for credit losses related to loans [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	532		544
Allowance for credit losses related to loans [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	2,818		2,073
Allowance for credit losses related to loans [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	351,219		342,430
Loans, Net amount	349,658		340,965
Allowance for credit losses related to loans [member] | Canada [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	394		363
Allowance for credit losses related to loans [member] | Canada [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	1,167		1,102
Allowance for credit losses related to loans [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	275,308		200,439
Loans, Net amount	273,547		199,304
Allowance for credit losses related to loans [member] | United States [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	133		176
Allowance for credit losses related to loans [member] | United States [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	1,628		959
Allowance for credit losses related to loans [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	11,598		11,087
Loans, Net amount	11,570		11,070
Allowance for credit losses related to loans [member] | Other countries [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	5		5
Allowance for credit losses related to loans [member] | Other countries [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	$ 23		$ 12